Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2005 Fund	Sep. 08, 2023
Fidelity Freedom 2005 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(11.75%)
Past 5 years	1.98%
Since Inception	2.43%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.16%	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.18%
Since Inception	2.60%	[1]

[1]	AFrom July 20, 2017.